Fee Revenue - Schedule of Contract Asset and Liability (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Revenue from Contract with Customer [Abstract]
Contract assets-unbilled receivables	$ 106,286	$ 113,743
Contract liabilities-deferred revenue	$ 247,519	$ 245,379